INTANGIBLE ASSETS AND GOODWILL - Changes in Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 47
Additions	1
Amortization expense	(4)
Effect of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	45
Changes in goodwill [abstract]
Goodwill, beginning balance	462
Effect of changes in foreign exchange rates	15
Goodwill, ending balance	477
Acquired through business combination	0
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	230
Changes in goodwill [abstract]
Goodwill, ending balance	477
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(185)
Changes in goodwill [abstract]
Goodwill, ending balance	0
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	16
Additions	0
Amortization expense	(1)
Effect of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	16
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	92
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(76)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13
Additions	0
Amortization expense	(2)
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	11
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	88
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(77)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	12
Additions	0
Amortization expense	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	12
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	42
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(30)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	3
Additions	1
Amortization expense	(1)
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	3
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	4
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(1)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	3
Additions	0
Amortization expense	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	3
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	4
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	€ (1)